Intangible assets	12 Months Ended
Dec. 31, 2021
Intangible assets
Intangible assets

Note 13 – Intangible assets

   Accounting policies

Separately acquired licenses, rights and patents are initially measured at cost. Licenses, rights and patents acquired in connection with the purchase of a legal entity where substantially all of the fair value of the gross assets acquired is concentrated in a single asset are considered an asset acquisition and initially recognized at cost at the acquisition date. The cost accumulation model has been applied for accounting for contingent considerations, whereby all further consideration is added when incurred, to the cost of the asset initially recorded.

Note 13 – Intangible assets (continued)

The acquired intangibles have a finite useful life and are subsequently carried at cost less accumulated amortizations using the straight-line method over the estimated useful life and impairment losses. The amortization periods are as follows:

License, rights and patents:	Amortization period will be determined once these IP rights are available for use
Intellectual property:	10 years
Physician relationship:	8 years

Amortizations will recognized in the income statement as Research & Development expenses when the intangibles are available for use based on the determined useful life. Useful lifetime is assessed continu- ously for all new acquired assets.

If circumstances or changes in Zealand's operations indicate that the carrying amount of the intangibles may not be recoverable, Management will review the intangibles for impairment. Refer to note 17.

At December 31, 2021, licenses, rights and patents comprise a right that will be included in a future devel- opment project originating from the acquisition of Encycle Therapeutics in October 2019. The useful life will be determined when the intangible asset is in the location and condition necessary for it to be capa- ble of operating in the manner intended by management, which is when the amortizations will begin.

The right has been measured based on the overall cost of the transaction less the fair value of the cash balance and trade payables also acquired. The fair value of the contingent considerations related to En- cycle Therapeutics was assessed to be zero as per the acquisition date due to Zealand applying the cost accumulation model for accounting for contingent considerations, whereby all further consideration is added when incurred, to the cost of the asset initially recorded.

Note 13 – Intangible assets (continued)

Physician relationships and IP rights acquired through business combinations are measured at fair value at the acquisition date and amortized on a systematic basis over their useful life 8 and 10 years respectively (unless the asset has an indefinite useful life, in which case it is not amortized).

	Licenses
	rights	Intellectual	Physician
DKK thousand	and patents	property	relationship
Cost at January 1, 2021	2,530	13,692	60,576
Additions	0	0	0
Currency translation	0	0	5,037
Cost at December 31, 2021	2,530	13,692	65,613

Amortization at January 1, 2021	0	13,692	5,621
Amortization for the year	0	0	7,859
Currency translation	0	0	873
Amortization at December 31, 2021	0	13,692	14,353
Carrying amount at December 31, 2021	2,530	0	51,260

Amortization and impairment for the financial year has been charged as:
Research and development expenses	0	0	0
Sale and marketing expenses	0	0	7,859
Administrative expenses	0	0	0
Total	0	0	7,859

Remaining amortization period	-	-	6.25 years

Cost at January 1, 2020	2,480	0	0
Additions due to business combinations, cf. note 31	0	13,692	68,459
Additions	0	0	0
Currency translations	50	0	-7,883
Cost at December 31, 2020	2,530	13,692	60,576

Amortization and impairment at January 1, 2020	0	0	0
Amortization for the year	0	957	5,901
Impairment, cf. note 17	0	12,735	0
Currency translation	0	0	-280
Amortization and impairment at December 31, 2020	0	13,692	5,621
Carrying amount at December 31, 2020	2,530	0	54,955

Amortization for the financial year has been charged as:
Sale and marketing expenses	0	13,692	5,901
Total	0	13,692	5,901

Remaining amortization period	-	-	7.25 years